STATEMENT OF INVESTMENTS
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3%
Alabama — 4.1%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000	1,802,450
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000	2,608,655
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,624,881
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	4,625,000	4,926,906
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000	2,710,211
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	989,652
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,090,823
				15,753,578
Alaska — .7%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000	2,601,599
Arizona — 4.4%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	7.75	7/1/2050	4,305,000	129,150
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000	1,422,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Arizona — 4.4% (continued)
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	2,000,000	2,009,321
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,421,621
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,550,000	1,501,226
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,775,000	1,764,383
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	750,000	735,581
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.20	12/1/2037	4,550,000	4,985,654
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	3,000,000	3,000,946
				16,970,013
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000	2,003,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
California — 5.3%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,089,726
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000	999,167
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,000,000	1,037,664
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	5,250,000	5,422,971
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.63	8/1/2053	6,400,000	6,342,791
Tender Option Bond Trust Receipts (Series 2022- XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.95	5/1/2044	5,280,000	5,402,576
				20,294,895
Colorado — 4.5%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,062,421
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,489,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Colorado — 4.5% (continued)
Colorado High Performance Transportation Enterprise, Revenue Bonds (C- 470 Express Lanes System)	5.00	12/31/2056	1,000,000	1,000,000
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,807,017
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	10.77	8/1/2044	3,260,000	3,688,085
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.88	11/15/2048	5,535,000	5,208,219
				17,255,352
Delaware — 1.0%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2048	3,700,000	3,773,467
District of Columbia — .4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000	1,401,302
Florida — 8.4%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,840,000	2,852,304

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Florida — 8.4% (continued)
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2054	2,000,000	2,099,720
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,140,000	2,155,204
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000	3,729,113
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	3,000,000	2,857,718
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	2,500,000	2,537,194
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,600,000	1,476,177
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000	1,416,472
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group)	5.00	11/15/2045	2,075,000	2,124,977
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities) Ser. B	4.00	5/15/2053	1,000,000	872,952
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,134,126

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Florida — 8.4% (continued)
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	1,003,380
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.60	10/1/2049	7,500,000	7,059,164
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	635,000	636,523
				31,955,024
Georgia — 7.3%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000	2,625,308
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2030	1,000,000	1,050,728
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	9/1/2031	4,560,000	4,889,751
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2032	1,000,000	1,078,562
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.72	10/1/2043	6,000,000	6,008,248

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Georgia — 7.3% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	9.17	7/1/2044	4,220,000	4,433,487
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.51	1/1/2059	2,720,000	2,754,190
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000	1,003,654
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp. Vogtle Project) Ser. D	4.13	11/1/2045	4,200,000	3,970,054
				27,813,982
Hawaii — .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	2,500,000	2,586,058
Illinois — 11.2%
Chicago, GO, Ser. A	5.00	1/1/2044	3,000,000	3,030,284
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,090,983
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000	1,280,547
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000	1,603,277
Illinois, GO, Ser. A	5.00	5/1/2038	1,850,000	1,922,780
Illinois, GO, Ser. B	5.00	11/1/2030	1,500,000	1,619,777
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000	3,148,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Illinois — 11.2% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000	2,528,664
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,565,286
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000	2,270,368
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.79	6/1/2048	2,625,000	2,456,367
Tender Option Bond Trust Receipts (Series 2023- XM1112), (Chicago IL Water Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A) Non-Recourse Underlying Coupon Rate 5.25%(b),(d),(e)	2.33	11/1/2053	10,000,000	10,696,519

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Illinois — 11.2% (continued)
Tender Option Bond Trust Receipts (Series 2024- XF3244), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Senior Lien, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	13.47	1/1/2059	2,850,000	3,054,323
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	2.39	12/1/2049	4,200,000	4,441,550
				42,709,385
Indiana — .7%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b)	7.00	3/1/2039	4,025,000	651,849
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000	1,330,134
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	767,101
				2,749,084
Iowa — 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	2,195,000	2,533,296
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000	872,952
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,073,955
				4,480,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Kentucky — 1.8%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,813,508
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,250,000	1,324,938
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	2,680,000	2,702,345
				6,840,791
Louisiana — 3.1%
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,345,000	2,552,623
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000	1,011,120
Tender Option Bond Trust Receipts (Series 2018- XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.42	7/1/2047	8,195,000	8,264,766
				11,828,509
Maryland — 2.9%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	1,000,000	1,052,428
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,669,154

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Maryland — 2.9% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,285,271
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.75	6/1/2054	3,900,000	4,151,282
				11,158,135
Massachusetts — 2.8%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	961,210
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	1,046,005
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,153,970
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,053,726
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.76	6/1/2053	6,000,000	6,372,348
				10,587,259
Michigan — 4.1%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,500,000	1,572,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Michigan — 4.1% (continued)
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000	2,048,341
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,399,760
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000	1,087,690
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,855,306
Michigan Strategic Fund, Revenue Bonds (AMT-I- 75 Improvement Project)	5.00	12/31/2043	5,000,000	5,076,700
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,700,000	1,661,896
				15,701,713
Minnesota — 1.1%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000	4,037,065
Missouri — 3.3%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	1,018,938
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,201,373

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Missouri — 3.3% (continued)
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,385,000	4,396,031
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	2.33	12/1/2053	6,000,000	5,828,803
				12,445,145
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	945,720
Nevada — 1.9%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,823,625
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	4,644,667
				7,468,292
New Hampshire — .8%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,602,701
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,395,081
				2,997,782
New Jersey — 3.3%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000	1,200,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
New Jersey — 3.3% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000	1,610,016
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(g)	5.50	12/15/2032	2,000,000	2,376,115
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	1,000,000	1,102,892
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000	2,063,656
Tender Option Bond Trust Receipts (Series 2018- XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.24	6/15/2040	4,250,000	4,280,436
				12,633,125
New Mexico — .4%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,650,000	1,665,723
New York — 11.6%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B(f)	0.00	11/15/2052	6,400,000	1,652,933
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	3,400,000	3,402,190
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	894,993

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
New York — 11.6% (continued)
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,455,000	1,465,542
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000	2,133,289
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,050,000	3,201,005
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,072,379
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000	2,999,972
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,034,060
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A(b)	4.75	11/1/2042	1,000,000	953,567
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.19	11/15/2047	5,400,000	5,156,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
New York — 11.6% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.87	2/1/2049	10,000,000	9,582,919
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.49	6/30/2060	2,760,000	2,898,059
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	2.28	5/15/2064	3,500,000	3,321,267

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
New York — 11.6% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.49	12/31/2054	2,700,000	2,867,912
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,650,000	1,673,073
				44,309,570
North Carolina — .9%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2054	2,500,000	2,675,889
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000	776,800
				3,452,689
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000	7,352,591
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000	1,470,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Ohio — 2.8% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,002,210
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	890,000	884,649
				10,710,033
Oklahoma — 2.6%
Tender Option Bond Trust Receipts (Series 2023- XF1572), (Oklahoma Water Resources Board State Loan program, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	6.99	10/1/2053	10,000,000	9,916,633
Oregon — .7%
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,720,000	2,546,496
Pennsylvania — 6.9%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,250,000	1,253,482
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2053	1,000,000	922,807
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,179,551
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,402,274

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Pennsylvania — 6.9% (continued)
Tender Option Bond Trust Receipts (Series 2022- XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.31	12/1/2051	10,000,000	9,610,986
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds, Ser. A2) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.11	5/15/2053	3,440,000	3,160,607
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	13.57	9/1/2053	4,380,000	4,816,267
Tender Option Bond Trust Receipts (Series 2024- XF1750), (Philadelphia Gas Works Co., Revenue Bonds, Refunding (1998 General Ordinance) (Insured; ACE Guaranty Corp.) Ser. 17) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.62	8/1/2054	2,900,000	3,153,342
				26,499,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Rhode Island — 1.9%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,313,773
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	8.36	10/1/2053	6,000,000	6,044,836
				7,358,609
South Carolina — 4.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,500,000	3,360,220
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,854,944
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.33	12/1/2054	10,200,000	10,768,886
				15,984,050
South Dakota — .8%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.96	7/1/2046	3,200,000	3,249,165

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Tennessee — .4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000	1,362,955
Texas — 10.5%
Aldine Independent School District, GO (Insured: Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	953,246
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education Project) (Insured: Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	1,500,000	1,508,359
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000	1,832,683
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000	2,517,006
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	3,000,000	3,017,222
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,384,440
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured: Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	2,000,000	1,990,433

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Texas — 10.5% (continued)
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	959,660
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2054	1,500,000	1,436,611
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000	1,865,858
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(f)	0.00	11/15/2051	7,500,000	2,049,062
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	2,500,000	2,706,002
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,700,000	1,695,003
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000	942,603
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	950,658
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	695,000	695,263
Midland Independent School District, GO (Insured: Permanent School Fund Guarantee Program)	5.00	2/15/2050	1,500,000	1,541,708
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	1,000,000	1,002,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Texas — 10.5% (continued)
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,000,000	1,028,321
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project)	5.00	11/15/2051	1,500,000	1,577,794
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured: Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	2.28	2/15/2053	6,000,000	5,750,575
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,673,382
				40,078,199
U.S. Related — 1.2%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	284,274	201,677
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898	222,700
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557	199,211
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415	169,527
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699	223,327
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964	219,903
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	122,839	123,525
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790	255,068
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,489,835	2,683,757
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950	260,256
				4,558,951
Utah — 1.4%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2042	1,265,000	1,287,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Utah — 1.4% (continued)
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2048	2,000,000	2,026,329
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000	2,046,161
				5,360,410
Virginia — 5.4%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)(d)	5.47	8/23/2027	2,500,000	2,717,663
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	13.54	7/1/2057	7,500,000	8,081,291
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	11.15	9/1/2059	3,495,000	3,538,829
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)(b)	5.00	7/1/2045	1,000,000	811,686
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000	4,382,106
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000	961,562
				20,493,137

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Washington — .8%
Tender Option Bond Trust Receipts (Series 2024- XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) Ser. 2024A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.63	7/1/2049	1,750,000	1,852,236
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,465,000	1,395,965
				3,248,201
Wisconsin — 4.1%
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	3,708,503
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000	1,041,644
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000	1,612,276
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000	1,779,178
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	3,426,251	3,579,212
Public Finance Authority, Revenue Bonds, Refunding	5.25	11/15/2061	1,000,000	1,052,807
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2042	750,000	754,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.3% (continued)
Wisconsin — 4.1% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,077,885
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,175,483
				15,781,245
Total Investments (cost $502,405,299)			132.3%	505,566,627
Liabilities, Less Cash and Receivables			(32.3%)	(123,339,663)
Net Assets Applicable to Common Stockholders			100.0%	382,226,964

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
February 28, 2025, these securities amounted to $209,915,251 or 54.9% of net assets applicable to
Common Stockholders.

(c)	Non-income producing—security in default.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon Strategic Municipal Bond Fund, Inc.
February 28, 2025 (Unaudited)

The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	505,566,627	—	505,566,627
	—	505,566,627	—	505,566,627
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(128,515,000)	—	(128,515,000)
	—	(128,515,000)	—	(128,515,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At February 28, 2025, accumulated net unrealized appreciation on investments was $3,161,328, consisting of $15,140,374 gross unrealized appreciation and $11,979,046 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.